SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment award, stock options, valuation assumptions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 18, 2020	Dec. 31, 2019
SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment award, stock options, valuation assumptions [Line Items]
Risk-free interest rate	0.76%	0.43%	0.45%
Expected dividend yield		0.00%		0.00%
Expected volatility	60.00%	60.00%	50.00%	80.00%
Minimum [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment award, stock options, valuation assumptions [Line Items]
Expected term		1 month 20 days		2 years 9 months 14 days
Risk-free interest rate		0.22%		1.30%
Expected volatility		85.00%
Maximum [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of share-based payment award, stock options, valuation assumptions [Line Items]
Expected term		5 years		5 years
Risk-free interest rate		0.41%		2.70%
Expected volatility		90.00%